American Century Variable Portfolios, Inc. Prospectus Supplement VP Capital Appreciation Fund
Supplement dated August 1, 2021 ■ Prospectus dated May 1, 2021
The following replaces the Annual Fund Operating Expenses table on page 2 of the prospectus:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class I	Class II	Class Y
Management Fee	0.99%	0.89%	0.64%
Distribution and Service (12b-1) Fees	None	0.25%	None
Other Expenses	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses	1.00%	1.15%	0.65%
Fee Waiver[1]	0.08%	0.08%	0.08%
Total Annual Fund Operating Expenses After Fee Waiver	0.92%	1.07%	0.57%
1     The advisor has agreed to waive 0.08 percentage points of the fund’s management fee. The advisor expects this waiver to continue until July 31, 2022 and cannot terminate it prior to such date without the approval of the Board of Directors.

The following replaces the Example section on page 2 of the prospectus.
Example
The example below is intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods and that you earn a 5% return each year. The example also assumes that the fund’s operating expenses remain the same, except that it reflects the rate and duration of any fee waivers noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class I	$94	$311	$545	$1,217
Class II	$109	$358	$626	$1,390
Class Y	$58	$200	$355	$803

©2021 American Century Proprietary Holdings, Inc. All rights reserved. CL-SPL-97365 2108

American Century Variable Portfolios, Inc. Prospectus Supplement VP International Fund
Supplement dated August 1, 2021 ■ Prospectus dated May 1, 2021
The following replaces the Annual Fund Operating Expenses table on page 2 of the prospectus:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class I	Class II
Management Fee[1]	1.06%	0.96%
Distribution and Service (12b-1) Fees	None	0.25%
Other Expenses	0.01%	0.01%
Total Annual Fund Operating Expenses	1.07%	1.22%
Fee Waiver[2]	0.10%	0.10%
Total Annual Fund Operating Expenses After Fee Waiver	0.97%	1.12%
1     The management fee has been restated to reflect the decrease in the management fee schedule effective August 1, 2021.
2     The advisor has agreed to waive 0.10 percentage points of the fund’s management fee. The advisor expects this waiver to continue until July 31, 2022 and cannot terminate it prior to such date without the approval of the Board of Directors.

The following replaces the Example section on page 2 of the prospectus.
Example
The example below is intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods and that you earn a 5% return each year. The example also assumes that the fund’s operating expenses remain the same, except that it reflects the rate and duration of any fee waivers noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class I	$99	$331	$581	$1,297
Class II	$114	$378	$661	$1,468

©2021 American Century Proprietary Holdings, Inc. All rights reserved. CL-SPL-97367 2108

American Century Variable Portfolios, Inc. Prospectus Supplement VP Large Company Value Fund
Supplement dated August 1, 2021 ■ Prospectus dated May 1, 2021
The following replaces the Annual Fund Operating Expenses table on page 2 of the prospectus:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class I	Class II
Management Fee[1]	0.83%	0.73%
Distribution and Service (12b-1) Fees	None	0.25%
Other Expenses	0.01%	0.01%
Total Annual Fund Operating Expenses	0.84%	0.99%
Fee Waiver[2]	0.10%	0.10%
Total Annual Fund Operating Expenses After Fee Waiver	0.74%	0.89%
1     The management fee has been restated to reflect the decrease in the management fee schedule effective August 1, 2021.
2     The advisor has agreed to waive 0.10 percentage points of the fund’s management fee. The advisor expects this waiver to continue until July 31, 2022 and cannot terminate it prior to such date without the approval of the Board of Directors.

The following replaces the Example section on page 2 of the prospectus.
Example
The example below is intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods and that you earn a 5% return each year. The example also assumes that the fund’s operating expenses remain the same, except that it reflects the rate and duration of any fee waivers noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class I	$76	$259	$457	$1,028
Class II	$91	$306	$538	$1,204

©2021 American Century Proprietary Holdings, Inc. All rights reserved. CL-SPL-97368 2108

American Century Variable Portfolios, Inc. Prospectus Supplement VP Mid Cap Value Fund
Supplement dated August 1, 2021 ■ Prospectus dated May 1, 2021
The following replaces the Annual Fund Operating Expenses table on page 2 of the prospectus:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class I	Class II
Management Fee[1]	0.85%	0.75%
Distribution and Service (12b-1) Fees	None	0.25%
Other Expenses	0.01%	0.01%
Total Annual Fund Operating Expenses	0.86%	1.01%
Fee Waiver[2]	0.10%	0.10%
Total Annual Fund Operating Expenses After Fee Waiver	0.76%	0.91%
1     The management fee has been restated to reflect the decrease in the management fee schedule effective August 1, 2021.
2     The advisor has agreed to waive 0.10 percentage points of the fund’s management fee. The advisor expects this waiver to continue until July 31, 2022 and cannot terminate it prior to such date without the approval of the Board of Directors.

The following replaces the Example section on page 2 of the prospectus.
Example
The example below is intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods and that you earn a 5% return each year. The example also assumes that the fund’s operating expenses remain the same, except that it reflects the rate and duration of any fee waivers noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class I	$78	$265	$468	$1,052
Class II	$93	$312	$549	$1,227

©2021 American Century Proprietary Holdings, Inc. All rights reserved. CL-SPL-97376 2108

American Century Variable Portfolios, Inc. Prospectus Supplement VP Ultra Fund
Supplement dated August 1, 2021 ■ Prospectus dated May 1, 2021
The following replaces the Annual Fund Operating Expenses table on page 2 of the prospectus:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class I	Class II
Management Fee[1]	0.89%	0.79%
Distribution and Service (12b-1) Fees	None	0.25%
Other Expenses	0.01%	0.01%
Total Annual Fund Operating Expenses	0.90%	1.05%
Fee Waiver[2]	0.10%	0.10%
Total Annual Fund Operating Expenses After Fee Waiver	0.80%	0.95%
1     The management fee has been restated to reflect the decrease in the management fee schedule effective August 1, 2021.
2     The advisor has agreed to waive 0.10 percentage points of the fund’s management fee. The advisor expects this waiver to continue until July 31, 2022 and cannot terminate it prior to such date without the approval of the Board of Directors.

The following replaces the Example section on page 2 of the prospectus.
Example
The example below is intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods and that you earn a 5% return each year. The example also assumes that the fund’s operating expenses remain the same, except that it reflects the rate and duration of any fee waivers noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class I	$82	$277	$489	$1,099
Class II	$97	$325	$570	$1,273

©2021 American Century Proprietary Holdings, Inc. All rights reserved. CL-SPL-97377 2108

American Century Variable Portfolios, Inc. Prospectus Supplement VP Value Fund
Supplement dated August 1, 2021 ■ Prospectus dated May 1, 2021
The following replaces the Annual Fund Operating Expenses table on page 2 of the prospectus:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class I	Class II
Management Fee[1]	0.83%	0.73%
Distribution and Service (12b-1) Fees	None	0.25%
Other Expenses	0.00%	0.00%
Total Annual Fund Operating Expenses	0.83%	0.98%
Fee Waiver[2]	0.10%	0.10%
Total Annual Fund Operating Expenses After Fee Waiver	0.73%	0.88%
1     The management fee has been restated to reflect the decrease in the management fee schedule effective August 1, 2021.
2     The advisor has agreed to waive 0.10 percentage points of the fund’s management fee. The advisor expects this waiver to continue until July 31, 2022 and cannot terminate it prior to such date without the approval of the Board of Directors.

The following replaces the Example section on page 2 of the prospectus.
Example
The example below is intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods and that you earn a 5% return each year. The example also assumes that the fund’s operating expenses remain the same, except that it reflects the rate and duration of any fee waivers noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class I	$75	$255	$451	$1,016
Class II	$90	$303	$533	$1,192

©2021 American Century Proprietary Holdings, Inc. All rights reserved. CL-SPL-97378 2108